EQUITY - Earnings Per Share Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Limited partners	$ 764	$ 136	$ 660
Income reallocation related to mandatorily convertible preferred shares	98	22	101
Net income attributable to limited partners - basic	862	158	761
Dilutive effect of conversion of preferred shares and options	35	0	61
Net income attributable to limited partners - diluted	$ 897	$ 158	$ 822
Weighted average number of LP Units outstanding	307.7	256.0	261.5
Mandatorily convertible preferred shares	70.0	70.0	70.0
Weighted average number of LP Units outstanding - basic	377.7	326.0	331.5
Dilutive effect of conversion of preferred shares and options	18.5	1.2	34.8
Weighted average number of LP Units outstanding - diluted	396.2	327.2	366.3